Trade, Notes And Other Receivables, Net	12 Months Ended
Dec. 31, 2011
Trade, Notes And Other Receivables, Net [Abstract]
Trade, Notes And Other Receivables, Net

7.      Trade, Notes and Other Receivables, Net:

A summary of current trade, notes and other receivables, net at December 31, 2011 and 2010 is as follows (in thousands):

	2011	2010

Trade receivables	$206,331	$15,982
Accrued interest on FMG Note	107,881	83,659
Receivables related to securities	4,572	9,977
Receivables relating to real estate activities	4,707	4,696
Other	19,376	13,391
	342,867	127,705
Allowance for doubtful accounts	(3,857)	(4,693)
Total current trade, notes and other receivables, net	$339,010	$123,012

The Company received the accrued interest on the FMG Note in January following each year end, net of withholding taxes.